Common Stock (Details Narrative) (USD $)	0 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		101 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Jul. 10, 2013 Chief Financial Officer [Member]	Jul. 10, 2013 Company Controlled By President [Member]	Dec. 31, 2013 November 1, 2012 [Member]	Dec. 31, 2012 November 1, 2012 [Member]	Mar. 31, 2013 November 1, 2012 [Member]	Dec. 31, 2013 November 1, 2012 [Member]	Dec. 31, 2012 November 1, 2012 [Member]	Mar. 31, 2013 November 1, 2012 [Member]	Dec. 31, 2013 January 1, 2013 [Member]	Dec. 31, 2012 January 1, 2013 [Member]	Mar. 31, 2013 January 1, 2013 [Member]
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000					975,000
Common stock, per share		$ 0.10	$ 0.10	$ 0.10					$ 0.10
Proceeds from issuance of common stock								$ 96,500	$ 97,500		$ 105,500
Fair value of common stock issued during period	15,000	300,000	50,000	20,000								55,400	68,000
Mineral exploration costs														18,473		10,417
Deferred compensation					179,764		179,764		318,791		179,764			21,110		39,583	8,344		15,834	150,310		263,374
Consulting fees					40,329	4,167	120,555	4,167	40,792		194,847						7,490		4,166	113,064		36,626
Stock issued during period to settle related party debt, shares												554,000	680,000
Stock issued during period to settle related party debt												138,500	170,000
Fai value of stock issued during period to settle related party debt	15,000	300,000	50,000	20,000								55,400	68,000
Gain on settlement of debt												$ 83,100	$ 102,000